Employee benefit plans - Net Periodic Benefit (Credit) Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Benefits | United States
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 5,924	$ 5,710	$ 5,437
Discount rate	3.03%	2.80%	3.45%
Expected rate of return on plan assets	5.375%	5.375%	6.00%
Cash balance interest crediting rate	4.00%	4.00%	4.00%
Components of net periodic benefit cost (credit):
Service cost	$ 0	$ 0	$ 0
Interest cost	140	137	156
Expected return on assets	(312)	(300)	(319)
Amortization of:
Prior service cost (credit)	0	0	0
Net actuarial loss	69	98	87
Settlement loss	0	0	0
Net periodic benefit (credit) cost	(103)	(65)	(76)
Pension Benefits | Foreign
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 1,627	$ 1,586	$ 1,415
Discount rate	2.11%	1.59%	2.02%
Expected rate of return on plan assets	2.40%	2.17%	2.85%
Rate of compensation increase	3.43%	3.12%	3.19%
Components of net periodic benefit cost (credit):
Service cost	$ 11	$ 14	$ 12
Interest cost	28	25	27
Expected return on assets	(35)	(34)	(39)
Amortization of:
Prior service cost (credit)	0	1	0
Net actuarial loss	3	13	11
Settlement loss	0	1	0
Net periodic benefit (credit) cost	7	20	11
Healthcare Benefits | United States
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 133	$ 123	$ 116
Discount rate	3.03%	2.80%	3.45%
Expected rate of return on plan assets	5.375%	5.375%	6.00%
Rate of compensation increase	3.00%	3.00%	3.00%
Components of net periodic benefit cost (credit):
Service cost	$ 1	$ 1	$ 1
Interest cost	4	4	5
Expected return on assets	(7)	(7)	(7)
Amortization of:
Prior service cost (credit)	(7)	(6)	(7)
Net actuarial loss	3	6	4
Settlement loss	0	0	0
Net periodic benefit (credit) cost	$ (6)	$ (2)	$ (4)
Healthcare Benefits | Foreign
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Discount rate	2.15%	1.65%	2.10%
Components of net periodic benefit cost (credit):
Service cost	$ 0	$ 0	$ 0
Interest cost	0	0	0
Expected return on assets	0	0	0
Amortization of:
Prior service cost (credit)	0	0	0
Net actuarial loss	0	0	0
Settlement loss	0	0	0
Net periodic benefit (credit) cost	$ 0	$ 0	$ 0